GMO International Developed Equity Allocation Fund Expense Example - GMO International Developed Equity Allocation Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	842
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	864
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,010